Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, net
Summary of property, equipment and software, net

The following is a summary of property, equipment and software, net (in thousands):

	December 31,	December 31,
	2024	2025
	RMB	RMB
Building and decoration	6,888,673	7,908,588
Leasehold improvements	197,230	144,467
Furniture, fixtures, office and other equipment	559,271	422,487
Vehicles	93,596	78,192
Servers and computers	6,094,887	6,244,883
Software	340,038	355,268
Construction in progress	1,696,018	985,107
	15,869,713	16,138,992

Less: accumulated depreciation and amortization	(7,181,872)	(7,679,167)
Less: impairment	(167,740)	(34,498)
Net book value	8,520,101	8,425,327